Schedule of Investments - September 30, 2021
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	27.78%
France	15.74%
Netherlands	11.02%
United States	10.19%
Canada	8.01%
Switzerland	5.98%
Germany	4.62%
Japan	3.83%
Italy	2.45%
Australia	2.25%
Ireland	2.21%
Sweden	1.84%
Luxembourg	1.57%
Mexico	1.13%
Taiwan	1.01%
Denmark	0.51%
Short-term securities and liabilities in excess of other assets	(0.14)%
* Based on country of risk.

		Shares
COMMON STOCKS - 99.96%		Held	Value
COMMUNICATION SERVICES - 3.45%
Media - 1.57%
RTL Group SA (v)		670	$39,784

Wireless Telecommunication Services - 1.88%
Vodafone Group PLC (v)		31,346	47,699
TOTAL COMMUNICATION SERVICES			87,483

CONSUMER DISCRETIONARY - 11.15%
Auto Components - 2.08%
Magna International, Inc.		702	52,818

Automobiles - 0.86%
Bayerische Motoren Werke AG (v)		286	21,695

Hotels, Restaurants & Leisure - 5.58%
Accor SA (a) (v)		2,600	92,708
Compass Group PLC (a) (v)		2,400	49,083
			141,791
Internet & Catalog Retail - 2.63%
Points International Ltd. (a)		3,900	66,724
TOTAL CONSUMER DISCRETIONARY			283,028

CONSUMER STAPLES - 11.24%
Beverages - 4.98%
Britvic PLC		2,000	24,078
Coca-Cola Europacific Partners PLC		500	27,645
Heineken Holding NV (v)		857	74,624
			126,347
Food & Staples Retailing - 0.66%
Tesco PLC (v)		4,938	16,817

Food Products - 1.58%
Ezaki Glico Company Ltd. (v)		300	11,380
Gruma SAB de CV		2,500	28,576
			39,956
Household Products - 2.47%
Henkel AG & Company KGaA (v)		730	62,798

Personal Products - 1.04%
Unilever PLC (v)		488	26,420

Tobacco - 0.51%
Scandinavian Tobacco Group A/S (r) (v)		657	12,967
TOTAL CONSUMER STAPLES			285,305

ENERGY - 12.56%
Energy Equipment & Services - 4.08%
Frank’s International NV (a)		8,157	23,982
Schlumberger NV		1,400	41,496
Subsea 7 SA (v)		4,400	38,127
			103,605
Oil, Gas & Consumable Fuels - 8.48%
Cairn Energy PLC (v)		23,630	59,625
Cenovus Energy, Inc.		3,600	36,296
Kosmos Energy Ltd. (a)		4,968	14,705
Royal Dutch Shell PLC (v)		1,327	29,653
Suncor Energy, Inc.		2,300	47,686
TotalEnergies SE (v)		575	27,484
			215,449
TOTAL ENERGY			319,054

FINANCIALS - 32.71%
Banks - 18.61%
ABN AMRO Bank NV (r) (v)		3,100	44,725
AIB Group PLC (a) (v)		11,000	29,942
Bank of Ireland Group PLC (a) (v)		4,400	26,095
Barclays PLC (v)		17,117	43,494
BNP Paribas SA (v)		1,194	76,392
ING Groep NV (v)		6,967	101,288
NatWest Group PLC (v)		9,300	28,038
Societe Generale SA (v)		1,931	60,469
UniCredit SpA (v)		4,700	62,198
			472,641
Capital Markets - 6.01%
Credit Suisse Group AG (v)		10,048	99,237
Rothschild & Company		1,230	53,286
			152,523
Insurance - 8.09%
Enstar Group Ltd. (a)		299	70,184
Global Indemnity Group LLC		918	24,557
Tokio Marine Holdings, Inc. (v)		1,600	85,768
Zurich Insurance Group AG (v)		61	24,944
			205,453
TOTAL FINANCIALS			830,617

HEALTH CARE - 4.28%
Health Care Equipment & Supplies - 2.84%
Koninklijke Philips NV (v)		667	29,633
Medtronic PLC		340	42,619
			72,252
Pharmaceuticals - 1.44%
GlaxoSmithKline PLC (v)		1,309	24,705
Sanofi (v)		123	11,840
			36,545
TOTAL HEALTH CARE			108,797

INDUSTRIALS - 19.43%
Aerospace & Defense - 8.42%
Airbus SE (a) (v)		585	77,557
Babcock International Group PLC (a) (v)		10,500	52,348
BAE Systems PLC (v)		11,075	83,882
			213,787
Air Freight & Logistics - 3.46%
Royal Mail PLC (v)		15,529	87,821

Airlines - 2.25%
Qantas Airways Ltd. (a) (v)		14,200	57,269

Industrial Conglomerates - 1.29%
Siemens AG (v)		200	32,710

Machinery - 3.76%
CNH Industrial NV		5,753	95,557

Professional Services - 0.25%
Hudson Global, Inc. (a)		399	6,344
TOTAL INDUSTRIALS			493,488

INFORMATION TECHNOLOGY - 5.14%
Communications Equipment - 1.84%
Telefonaktiebolaget LM Ericsson (v)		4,144	46,773

Electronic Equipment, Instruments & Components - 2.29%
Landis+Gyr Group AG (a) (v)		360	23,121
TE Connectivity Ltd.		255	34,991
			58,112
Semiconductors & Semiconductor Equipment - 1.01%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		230	25,680
TOTAL INFORMATION TECHNOLOGY			130,565

Total common stocks (Cost $2,090,005)			2,538,337

CONVERTIBLE BONDS - 0.18%
FINANCIALS - 0.18%		Principal
Capital Markets - 0.18%		Amount
Credit Suisse Group Guernsey VII Ltd.
3.000%, 11/12/2021 (r)		$4,000	4,625
TOTAL FINANCIALS			4,625
Total convertible bonds (Cost $4,584)			4,625
Total long-term investments (Cost $2,094,589)			2,542,962

SHORT-TERM INVESTMENTS - 0.01%
Time Deposits - 0.01%
Australia and New Zealand Banking Group Ltd., 0.01%, 10/01/2021*		208	208
Total short-term investments (Cost $208)			208

Total investments - 100.15% (Cost $2,094,797)			2,543,170

Liabilities in excess of other assets - (0.15)%			(3,916)

Net assets - 100.00%			$2,539,254

(a) - Non-income producing security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $62,317, which represented 2.45% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $1,821,113, which represented 71.72% of net assets.  See Security Valuation below.

ADR		- American Depositary Receipt
*		- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$717,224
Time Deposits	208
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	87,483
Consumer Discretionary	163,486
Consumer Staples	205,006
Energy	154,889
Financials	682,590
Health Care	66,178
Industrials	391,587
Information Technology	69,894
Convertible Bonds	4,625
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,543,170

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.